SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 259,808	$ 28,033
Accrued cost and expense	36,030	26,938
Provision for warranty liability	21,106
Lease expense	492
Less: valuation allowance	(317,436)	(54,971)
Deferred tax assets, net of valuation allowance